LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Schedule of Right-of-use Assets, Depreciation and Impairment	Balances for the Company’s lease activities are summarized as follows:

	As at December 31,
	2025	2024
Lease liabilities	1,181	1,034
Right of-use assets:
Land, buildings and improvements	1,016	869
Machinery, equipment and others	363	371
Total right-of-use assets	1,379	1,240

	Year ended December 31,
	2025	2024
Depreciation and impairment charges:
Land, buildings and improvements	142	150
Machinery, equipment and others	98	77
Total depreciation and impairment charges	240	227

Other lease related expenses:
Interest expense on lease liabilities	60	55
Expenses of short-term leases	158	114
Expenses of leases of low-value assets	98	91
Expenses related to variable lease payments not included in the measurement of lease liabilities	74	70

Additions to right-of-use assets	274	209
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	234	224

Maturity Analysis of Lease Liabilities	The maturity analysis of the lease liabilities as of December 31, 2025 and December 31, 2024, is as follows:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	291	342	232	1,328	2,193

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	246	301	199	1,235	1,981

Schedule of Additional Information About Leasing Activities for Lessee	An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2025 and December 31, 2024, is as
follows:

					December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	70	107	56	22	255

					December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	60	92	52	36	240
The potential
addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	3	—	—	4
Potential termination options	—	(1)	—	—	(1)
Potential residual value guarantees	6	9	2	—	17

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	4	10	—	—	14
Potential termination options	—	—	—	(1)	(1)
Potential residual value guarantees	8	9	6	—	23
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of
December 31, 2025 and December 31, 2024, to which the Company is committed are described below:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	3	3	2	2	10

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	6	13	7	49	75